Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
15.	SEGMENT REPORTING

The Company’s segments are defined as components of the enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The performance of the segments is evaluated based upon several factors, of which the primary financial measures are segment revenues, gross profits and loss from operations. The disaggregated financial results of the segments reflect the allocation of certain functional expense categories consistent with the basis and manner in which management internally disaggregates financial information for the purpose of assisting in making internal operating decisions. In addition, certain expenses and other shared costs which management does not believe are specifically and directly attributable or allocable to any of the business segments have been excluded from the presented segment contribution margins. The accounting policies of the business segments are the same as those for the consolidated Company. The Company assigns revenues to individual countries based on the customer’s shipment location.

The Company manages its business with the four following segments:

•	Product Sales and Service — Included in this business segment are the Company’s sales of distributed turbines along with related services, other products produced and sold to customers, as well as, in the future the Company’s direct sales of utility-class turbines.

•	Technology Licensing — Included in this business segment is the licensing of packages of the Company’s developed technology.

•	Technology Development — Included in this business segment is the Company’s development of technology for customers.

•	Shared services — These costs and expenses are comprised mainly of the general and administrative departments including executive, finance and accounting, legal, human resources, and information technology support, as well as certain shared engineering, and in certain circumstances, sales and marketing activities.

Unallocated costs and expenses include depreciation and amortization, stock-based compensation and certain other non-cash charges, such as restructuring and impairment charges.

Revenue by business segment is as follows:

	For the nine months ended September 30,
	2014	2013
Product Sales and Services	$38,954	$11,078
Technology Licensing	2,541	—
Technology Development	1,063	522

Total	$42,558	$11,600

Income (loss) from operations for the business segments and unallocated costs and expenses are as follows:

	For the nine months ended September 30,
	2014	2013
Product Sales and Services	$841	$(2,448)
Technology Licensing	1,445	(1,392)
Technology Development	793	317
Shared Services	(6,102)	(4,641)
Unallocated costs and expenses	(1,742)	(989)

Income (loss) from operations	$(4,765)	$(9,153)

Unallocated cost and expenses consist of:

	For the nine months ended September 30,
	2014	2013
Depreciation and amortization	$(763)	$(771)
Stock-based compensation expenses	(746)	(264)
Noncash restructuring charges	—	(23)
Other	(233)	69

Total	$(1,742)	$(989)

Total business segment assets are as follows:

	September 30, 2014	December 31, 2013
Product Sales and Services	$25,817	$17,583
Technology Licensing	653	1,059
Technology Development	111	274
Shared Services	176	290
Unallocated assets	16,273	8,339

Total	$43,030	$27,545

Unallocated assets consist of the following:

	September 30, 2014	December 31, 2013
Cash	$15,956	$4,236
Other current assets	—	372
Property, plant and equipment, net	36	47
Deferred tax assets	281	2,384
Asset held for sale	—	1,300

Total	$16,273	$8,339

Geographic information about revenue, based on shipments and/or services to customers by region, is as follows:

	For the nine months ended September 30,
	2014	2013
United States	$5,048	$3,576
United Kingdom	15,865	4,074
Italy	13,914	3,600
Brazil	6,269	—
Asia	1,406	—
Rest of the world	56	350

Total	$42,558	$11,600

For the nine months ended September 30, 2014 and 2013, 88% and 69% of revenues, respectively, were recognized from sales outside the U.S.

Geographic information about long-lived assets associated with particular regions is as follows:

	September 30, 2014	December 31, 2013
United States	$2,497	$3,865
Rest of the world	218	80

Consolidated Total	$2,715	$3,945

17.	SEGMENT REPORTING

The Company’s segments are defined as components of the enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The performance of the segments is evaluated based upon several factors, of which the primary financial measures are segment revenues, gross profits, and loss from operations. The disaggregated financial results of the segments reflect the allocation of certain functional expense categories consistent with the basis and manner in which management internally disaggregates financial information for the purpose of assisting in making internal operating decisions. In addition, certain expenses and other shared costs which management does not believe are specifically and directly attributable or allocable to any of the business segments have been excluded from the presented segment contribution margins. The accounting policies of the business segments are the same as those for the consolidated Company. The Company assigns revenues to individual countries based on the customer’s shipment location.

The Company manages its business with the four following segments:

•	Product Sales and Service — Included in this business segment are the Company’s sales of distributed turbines along with related services, other products produced and sold to customers, as well as, in the future the Company’s direct sales of utility-class turbines.

•	Technology Licensing — Included in this business segment is the licensing of packages of the Company’s developed technology.

•	Technology Development — Included in this business segment is the Company’s development of technology for customers.

•	Shared Services — These costs and expenses are comprised mainly of the general and administrative departments including executive, finance and accounting, legal, human resources, and IT support, as well as certain shared engineering, and in certain circumstances, sales and marketing activities.

Unallocated costs and expenses include depreciation and amortization, stock compensation, and certain other non-cash charges, such as restructuring and impairment charges.

Revenue for the four business segments are shown as follows:

	2013	2012
Product Sales and Services	$20,076	$17,400
Technology Licensing	—	10,000
Technology Development	522	—

Total	$20,598	$27,400

The loss from operations for the business segments and unallocated costs and expenses are as follows:

	2013	2012
Product Sales and Services	$(3,452)	$(6,924)
Technology Licensing	(1,587)	9,183
Technology Development	317	(22)
Shared Services	(6,516)	(6,219)
Unallocated costs and expenses	(2,513)	(5,675)

Loss from operations	$(13,751)	$(9,657)

Unallocated costs and expenses consist of:

	2013	2012
Depreciation and amortization	$(985)	$(1,726)
Stock-based compensation expense	(701)	(971)
Loss from disposals of property and equipment	—	(44)
Asset held for sale loss	(768)	—
Noncash restructuring charges	(70)	(1,512)
Impairment of long-lived assets	—	(1,451)
Other	11	29

	$(2,513)	$(5,675)

Total business segment assets are as follow:

	2013	2012
Product Sales and Services	$17,583	$11,889
Technology Licensing	1,059	709
Technology Development	274	—
Shared Services	290	370
Unallocated assets	8,339	7,058

Total	$27,545	$20,026

Unallocated assets consist of the following:

	2013	2012
Cash	$4,236	$4,241
Other current assets	372	209
Property, plant and equipment, net	47	122
Deferred tax assets	2,384	409
Asset held for sale	1,300	2,077

Total	$8,339	$7,058

Geographic information about revenue, based on shipments and/or services to customers by region, is as follows:

	2013	2012
United States	$4,532	$3,653
United Kingdom	6,926	11,445
Italy	8,760	302
China	—	12,000
Rest of the world	380	—

Total	$20,598	$27,400

For the years ended December 31, 2013 and 2012, 78% and 87% of revenues, respectively, were recognized from sales outside the U.S.

Geographic information about long-lived assets associated with particular regions is as follows:

	2013	2012
United States	$3,865	$5,273
Rest of the world	80	122

Consolidated Total	$3,945	$5,395